Fixed Assets, Net (Tables)	6 Months Ended
Sep. 30, 2025
Fixed Assets, Net [Abstract]
Schedule of Fixed Assets

As of September 30, 2025 and March 31, 2025, fixed assets consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Investment properties	$255,795	$414,943
Computer and electronic equipment	62,787	49,958
Software	3,077	86,372
Less: accumulated depreciation	(63,836)	(117,249)
	$257,823	$434,024